Subsequent events (Details)	1 Months Ended
Jan. 31, 2021 EUR (€) shares
Major ordinary share transactions [member] | Market offering program
Disclosure of non-adjusting events after reporting period [line items]
Shares issued | shares	585,398
Gross proceeds | €	€ 2,767,000
Investing company transactions | Phoenicis Therapeutics Inc.
Disclosure of non-adjusting events after reporting period [line items]
Ownership interest	3.90%